Note 30 - Related Party Transactions	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
30—RELATED
PARTY TRANSACTIONS

The General Manager of the Company's Korean branch "EDAP-TMS Korea", who resigned from his position with EDAP on
October 11, 2017,
was also the Chairman of a Korean company named Dae You. A new independent General Manager was immediately appointed as Head of EDAP-TMS Korea with no
relation with the company Dae You, therefore, in the future, transactions with this company will no
longer be considered related party transactions. EDAP-TMS Korea subcontracted until
October 11, 2017,
the service contract maintenance of our medical devices installed in Korea to Dae You. The amounts invoiced by Dae You under this contract were
€41
thousand,
€62
thousand and
€78
thousand, for
2017,
2016
and
2015
respectively. As of
December 31, 2017,
the Company recorded
no
payables to Dae You. As of
December 31, 2016,
payables to Dae You amounted to
€9
thousand.

Dae You has purchased medical devices from us, which it operates in partnership with hospitals or clinics. These purchases (‘Sales of goods’) amounted to
€161
thousand,
€483
thousand and
€408
thousand, in
2017,
2016
and
2015,
respectively. As of
December 31, 2017,
the Company recorded
no
receivables (‘Net trade accounts and notes receivable’). As of
December 31, 2016,
receivables (‘Net trade accounts and notes receivable’) amounted to
€325
thousand.